Summary of Quarterly Financial Data (Unaudited) Tables	12 Months Ended
Dec. 31, 2011
Summary of Quarterly Financial Data (Unaudited) [Abstract]
Summary of Quarterly Financial Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011(1)(2)
Total revenues	$2,738,133	$2,829,986	$2,898,441	$2,917,530
Gross profit	437,461	455,960	460,763	450,750
Net income	33,997	40,059	56,045	48,157
Net income attributable to Penske Automotive Group common stockholders	33,927	39,560	55,707	47,687
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$0.37	$0.43	$0.61	$0.53

2010(1)(2)(3)
Total revenues	$2,390,036	$2,556,599	$2,618,886	$2,629,075
Gross profit	395,045	409,236	411,931	411,419
Net income	20,332	29,684	30,260	29,071
Net income attributable to Penske Automotive Group common stockholders	20,354	29,441	29,977	28,509
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$0.22	$0.32	$0.33	$0.31

(1)	As discussed in Note 4, the Company has treated the operations of certain entities as discontinued operations. The results for all periods have been adjusted to reflect such treatment.
(2)	Per share amounts are calculated independently for each of the quarters presented. The sum of the quarters may not equal the full year per share amounts due to rounding.
(3)	Results for the year ended December 31, 2010 include first, second, and third quarter pre-tax gains of $605, $422, and $607, respectively, relating to the repurchase of $155,658 aggregate principal amount of the Convertible Notes.